Deferred expenses (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Summary of Amounts Arising From Insurance Contracts

	2019	2018
DPAC for insurance contracts and investment contracts with discretionary participation features	9,972	10,457
Deferred cost of reinsurance	389	23
Deferred transaction costs for investment management services	442	431
At December 31	10,804	10,910

Current	882	957

Non-current	9,921	9,953

Summary of Deferred Costs Arising From Insurance Contracts

		2019			2018
	DPAC	Deferred costs of reinsurance	Deferred transaction costs	DPAC	Deferred costs of reinsurance	Deferred transaction costs
At January 1	10,457	23	431	9,688	41	406
Costs deferred during the year	807	360	24	802	-	29
Amortization through income statement	(754)	17	(22)	(914)	(19)	(23)
Shadow accounting adjustments	(656)	(11)	-	455	-	-
Impairments	(65)	-	-	-	-	-
Net exchange differences	223	-	9	433	1	18
Disposal of group assets	(35)	-	-	-	-	-
Other	(5)	-	-	(7)	-	-
At December 31	9,972	389	442	10,457	23	431